Note 14 - Related Party Transactions (Details Textual) - USD ($)	1 Months Ended				2 Months Ended	12 Months Ended			27 Months Ended
	Jun. 30, 2019	Jan. 31, 2019	Oct. 30, 2018	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019
Common Stock, Shares, Issued, Total (in shares)						121,564,990	90,759,324		90,759,324	169,876,130
C.E. Rick Strattan [Member]
Payments for Non-profit Organization, Monthly Fee									$ 5,000
Joshua M. Fine [Member]
Annual Salary for Chief Financial Officer	$ 125,000
Common Stock, Shares, Issued, Total (in shares)											50,000
Rebecca A. Fine [Member]
Common Stock, Shares, Issued, Total (in shares)											25,000
Independent Contractor, Service, Monthly Rate								$ 5,000
Independent Contractor, Monthly Rate								$ 5,800
Annual Salary for Executive Assistant	$ 69,600
Kevin J. Strattan [Member]
Common Stock, Shares, Issued, Total (in shares)											50,000
Annual Salary for Vice President, Finance			$ 107,200		$ 100,000
Bonus for Vice President, Finance						$ 12,500	$ 10,000
Corey E. Strattan [Member]
Common Stock, Shares, Issued, Total (in shares)											25,000
Annual Salary for Documentation Specialist and Logistics Coordinator		$ 78,000		$ 72,000
Bonus for Documentation Specialist and Logistics Coordinator							$ 5,000